Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Summary of Gross Carrying Amounts and Accumulated Amortization of Intangible Assets by Major Class
The following table summarizes the gross carrying amounts and accumulated amortization of the Company’s intangible assets by major class:

	December 31, 2022			December 31, 2021			Weighted Average Remaining Useful Life (Years) December 31, 2022
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$81,002	$(24,654)	$56,348	$79,474	$(17,830)	$61,644	8.9
Developed technology	35,350	(17,673)	17,677	34,123	(12,638)	21,485	5.8
Databases	29,912	(8,892)	21,020	29,142	(6,785)	22,357	9.8
Tradenames	11,480	(3,216)	8,264	11,159	(2,286)	8,873	10.1
Expert network	2,559	(800)	1,759	2,852	(417)	2,435	4.1
Patents	700	(200)	500	513	(165)	348	17.0
Content library	592	(64)	528	592	(5)	587	8.9

Total	$161,595	$(55,499)	$106,096	$157,855	$(40,126)	$117,729

Schedule of Expected Future Amortization Expense for Intangible Assets	The expected future amortization expense for intangible assets as of December 31, 2022 is as follows:

2023	$15,733
2024	14,929
2025	11,731
2026	11,470
2027	11,091
Thereafter	41,142

Total	$106,096

Schedule of Capitalized Software Development Costs
Capitalized software development costs are as follows:

	December 31, 2022			December 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Capitalized software development costs	$19,815	$(5,869)	$13,946	$9,270	$(1,790)	$7,480